Subsequent Events (Details) (Subsequent Event [Member], USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend declaration date	Mar. 18, 2014
Dividend declared aggegate amount	$ 7.2
Dividend declared per share	$ 1.00
Dividend, date payable	Apr. 17, 2014
Dividend payable, date of record	Apr. 03, 2014